Business combinations and disposals - Beverage Can Business (Details) $ in Millions		12 Months Ended
	Jun. 30, 2016 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Business combinations
Revenue from contracts with customers		$ 9,097	$ 8,596	[1]	$ 7,014	[1]
Assets acquired and liabilities assumed
Goodwill		1,970	2,201
Europe
Business combinations
Revenue from contracts with customers		4,969
United States
Business combinations
Revenue from contracts with customers		$ 3,358	$ 3,261		$ 2,695
Ardagh Group S.A. | Beverage Can
Business combinations
Revenue from contracts with customers	$ 3,000
Assets acquired and liabilities assumed
Cash and cash equivalents	11
Property, plant and equipment	702
Intangible assets	1,431
Inventories	294
Trade and other receivables	367
Trade and other payables	(484)
Net deferred tax liability	(162)
Employee benefit obligations	(129)
Provisions	(42)
Total identifiable net assets	1,988
Goodwill	1,004
Total consideration	2,992
Ardagh Group S.A. | Beverage Can North America
Assets acquired and liabilities assumed
Goodwill expected to be deductible for tax purposes	$ 298
Ardagh Group S.A. | Europe | Beverage Can
Business combinations
Number of beverage can manufacturing plants acquired | item	10
Number of end plants acquired | item	2
Ardagh Group S.A. | United States | Beverage Can
Business combinations
Number of beverage can manufacturing plants acquired | item	7
Number of end plants acquired | item	1
Ardagh Group S.A. | Brazil | Beverage Can
Business combinations
Number of beverage can manufacturing plants acquired | item	2

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements